Income tax (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2021, 2020 and 2019 are:

Recognised in profit or loss from continuing operations	2021	2020	2019
Current income tax
Current income tax charge	(12,091)	(2,118)	(2,921)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	1,922	2,167	(2,718)
Deferred tax
Relating to origination and reversal of temporary differences	3,658	(2,577)	(2,274)

Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income	(6,511)	(2,528)	(7,913)

Schedule of Reconciliation Related to Income Tax Expense
The r
e
conciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-contr
o
lling
interest, to the income tax expense reported in the consolidated financial statements is as follows:

	Notes	2021	2020	2019
Profit (loss) before tax from continuing operations		89,130	(37,625)	18,988
Loss before tax from discontinued operations	24	—	(3,953)	(6,716)

Accounting profit (loss) before tax		89,130	(41,578)	12,272

Income tax (expense) benefit at statutory income tax rate of 20%		(17,826)	8,316	(2,454)

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position		1,922	2,167	(2,718)
Change in unrecognized tax losses		10,680	(9,728)	(1,277)
Non-deductible expenses for tax purposes		(983)	(1,443)	(948)
Impairment of goodwill		—	(665)	(628)
Effect of restructuring and expense related to fines and penalties on reach of covenants in credit agreements		—	(16)	—
Effect of different tax rates		(298)	(1,172)	155
Change in tax rate		(6)	(5)	(117)

At the effective income tax rate of 7.3% ((6.1)% in 2020, 65.1% in 2019) income tax expense		(6,511)	(2,546)	(7,987)

Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income from continuing operations		(6,511)	(2,528)	(7,913)
Income tax attributable to a discontinued operation	24	—	(18)	(74)

Total income tax expense		(6,511)	(2,546)	(7,987)

Schedule of Deferred Tax Assets and Liabilities
The amounts r
e
ported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2021	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2021
Deferred tax assets
Property, plant, equipment and right-of-use assets	398	(244)	—	154
Rehabilitation provision	951	(269)	—	682
Inventories	1,630	1,763	—	3,393
Trade and other receivables	251	514	—	765
Loans and borrowings	18	240	—	258
Lease liabilities	1,533	(62)	(5)	1,466
Other financial liabilities	412	(44)	—	368
Trade and other payables and other liabilities	944	(167)	(1)	776
Accumulated tax losses carry-forwards	5,355	(944)	(6)	4,405
Other	365	12	(15)	362

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(9,909)	467	25	(9,417)
Mineral licenses	(3,642)	97	—	(3,545)
Inventories	(952)	(85)	—	(1,037)
Trade and other receivables	(591)	85	(1)	(507)
Loans and borrowings	(2,645)	2,615	—	(30)
Trade and other payables and other liabilities	(330)	(320)	(2)	(652)

Deferred tax assets (liabilities), net	(6,212)	3,658	(5)	(2,559)

	January 1, 2020	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Other	December 31, 2020
Deferred tax assets
Property, plant, equipment and right-of-use assets	686	(291)	—	3	398
Rehabilitation provision	1,068	71	(188)	—	951
Inventories	1,679	(41)	(13)	5	1,630
Trade and other receivables	519	(268)	—	—	251
Loans and borrowings	360	(342)	—	—	18
Lease liabilities	2,577	(881)	(181)	18	1,533
Other financial liabilities	—	412	—	—	412
Trade and other payables and other liabilities	529	426	(12)	1	944
Accumulated tax losses carry-forwards	10,403	(2,345)	(2,723)	20	5,355
Other	111	133	(11)	132	365

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(17,805)	625	7,371	(100)	(9,909)
Mineral licenses	(6,141)	181	2,318	—	(3,642)
Inventories	(989)	42	—	(5)	(952)
Trade and other receivables	(774)	189	—	(6)	(591)
Loans and borrowings	(2,073)	(572)	—	—	(2,645)
Trade and other payables and other liabilities	(379)	87	6	(44)	(330)

Deferred tax assets (liabilities), net	(10,229)	(2,574)	6,567	24	(6,212)

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2019
Deferred tax assets
Property, plant, equipment and right-of-use assets	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventories	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Accumulated tax losses carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventories	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

Schedule of Deferred Tax Assets and Liabilities Recognized
Recognised in the consolidated statement of financial position:

	December 31, 2021	December 31, 2020
Deferred tax assets	4,989	561
Deferred tax liabilities	(7,548)	(6,773)

Deferred tax liabilities, net	(2,559)	(6,212)

Schedule of Deferred Tax Benefit (Expense) Recognition
Reconciliation of deferred tax benefit (expense) during the period recognised in profit or loss is provided below:

Deferred tax (expense) benefit during the period	2021	2020	2019
Tax benefit (expense) attributable to continuing operation	3,658	(2,577)	(2,274)
Tax benefit (expense) attributable to discontinued operation	—	3	(14)

Tax benefit (expense) during the period recognised in profit or loss	3,658	(2,574)	(2,288)